Warrants (Details) - Heliogen, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2022	Mar. 31, 2022
Warrants [Line Items]
Warrants, exercise price	$ 0.35			$ 0.35	$ 0.35		$ 0.35	$ 0.35
Recognized warrants (in Dollars)	$ 14	$ (45)			$ 17	$ (21)	$ (66)	$ (542)
Warrants issued additional paid-in capital (in Dollars)		43				94	$ 1,907	19
Public Warrants
Warrants [Line Items]
Warrant shares (in Shares)	238,095				238,095		238,095
Class of warrant, closing price of warrants							$ 0.004		$ 0.006
Redemption price per warrant							0.35
Common stock equals or exceeds per share							$ 630
Private Warrants
Warrants [Line Items]
Warrant shares (in Shares)	6,667				6,667		6,667
Public and Private Warrants
Warrants [Line Items]
Warrants, exercise price	$ 402.5				$ 402.5		$ 402.5
Redemption price per warrant							3.5
Common stock equals or exceeds per share							$ 350
Project Warrants
Warrants [Line Items]
Warrant shares (in Shares)											26,068
Warrants, exercise price											$ 0.35
Warrants upon issuance per warrant											$ 173.6
Recognized warrants (in Dollars)		$ 43				$ 100
Warrants issued additional paid-in capital (in Dollars)			$ 100				$ 1,900	19
Warrant liabilities (in Dollars)											$ 4,500
Project Warrants | Warrant Vested
Warrants [Line Items]
Warrant shares (in Shares)							15,168		15,168
Collaboration Warrants
Warrants [Line Items]
Warrant shares (in Shares)											104,275
Warrants, exercise price											$ 0.35
Warrants upon issuance per warrant											$ 173.6
Other selling, general and administrative expense (in Dollars)								$ 2,000
Collaboration Warrants | Warrant Vesting, Immediately
Warrants [Line Items]
Warrant shares (in Shares)											52,138
Vendor Warrants
Warrants [Line Items]
Warrant shares (in Shares)				1,285				1,285		2,197
Warrants, exercise price				$ 0.35				$ 0.35		$ 0.35
Warrant liabilities (in Dollars)				$ 300				$ 300
Collaboration Warrants
Warrants [Line Items]
Impairment, long-lived asset, held-for-use (in Dollars)				$ 5,300